11. SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Event
Note 11.SUBSEQUENT EVENT

Repayment of Senior Unsecured Notes – On October 1, 2012, the Company fully repaid in cash its $10,000,000 in senior unsecured notes from proceeds of its public offering, which closed on September 26, 2012.

Second Amended and Restated Credit Agreement – On October 29, 2012, the Plant Owners entered into a Second Amended and Restated Credit Agreement (“Restated Credit Agreement”) with the lenders party to the agreement. The Restated Credit Agreement provides for a revolving credit facility of up to $40,000,000, a term loan of $25,000,000 (“Tranche A-1 Loan”) and a term loan of $26,300,000 (“Tranche A-2 Loan”). Under the terms of the Restated Credit Agreement, $39,500,000 of the combined revolving loans and term loans has a maturity date of June 25, 2013 and $51,800,000 of the combined revolving loans and term loans has a maturity date of June 30, 2016.

The Plant Owners may elect to receive Eurodollar loans and/or base rate loans. The per annum interest rate on Eurodollar loans is equal to (a) the rate obtained by dividing (i) the one-month LIBOR for the relevant interest period (but in no event less than 4%) by (ii) a percentage equal to (1) 100% minus (2) the Eurodollar Reserve Percentage (as determined by the Board of Governors of the Federal Reserve System) for the relevant period, plus (b) the applicable margin of 10%. The per annum interest rate on base rate loans is equal to (A) the higher of (x) the Federal Funds Effective Rate (equal to the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System) plus 0.50%, (y) the rate of interest as publicly announced by Wells Fargo Bank as its “prime rate” or (z) the one-month LIBOR plus 1.0%, plus the applicable margin of 10%.

Interest under the loans is payable monthly in cash, but as long as no default or event of default has occurred or is continuing, interest payments due to certain lenders for any period prior to June 25, 2013, may, at the option of the Plant Owners, be deferred and added to the principal balance of the Tranche A-1 Loan due June 30, 2016. The Plant Owners are also required to pay an unused line fee of 2.0% per annum and other customary fees and expenses associated with the credit facility.

The Plant Owners’ obligations are secured by a security interest in their assets and equity interests in favor of the lenders. The Restated Credit Agreement contains numerous customary representations, warranties, affirmative and negative covenants and other customary terms and conditions, including events of default (including upon the occurrence of an event of default with respect to any indebtedness owed by the Company) and remedies in favor of the lenders. The Restated Credit Agreement also contains restrictions on the creation or incurrence of additional indebtedness (other than pursuant to the Credit Agreement described below) and on distributions of funds from the Plant Owners to any affiliates of the Plant Owners, including the Company.

The Restated Credit Agreement also contains financial covenants concerning certain of the Plant Owners’ budgeted expenses. Specifically, the Plant Owners shall not permit amounts disbursed pursuant to the categories in the budget related to the asset management agreement among the Plant Owners and the Company and operating disbursements to exceed their respective budgeted amounts by more than 10%.

The Plant Owners have the right at any time, and from time to time, but subject to limitations imposed by an intercreditor agreement (described below), to prepay in whole or in part the revolving loans and Tranche A-1 Loans (and the Tranche A-2 Loans following the payment in full of the revolving loans and Tranche A-1 Loans). However, in the event of any prepayment of the Tranche A-1 Loans that have a maturity date of June 30, 2016, the Plant Owners must pay a premium equal to the present value of all interest payments which would have accrued from the date of such payment through June 30, 2016, calculated using a discount rate, applied quarterly, equal to the Treasury Rate as of such prepayment date plus 50 basis points. The Restated Credit Agreement also provides for mandatory prepayments in connection with certain customary events, including any sale of material assets; however, certain mandatory prepayments are not subject to the prepayment premium.

Credit Agreement – On October 29, 2012, the Plant Owners entered into a Credit Agreement (“Credit Agreement”) with lenders party to the agreement. The Credit Agreement provides for a revolving credit facility of up to $10,000,000. The Plant owners may request (with a maximum of 5 requests) increases in the amount of the facility in increments of not less than $1,000,000, up to a maximum credit limit of $5,000,000. The lenders have no obligation to agree to such a request.

Effective as of January 11, 2013, the maturity date applicable to Loans made under the Credit Agreement was extended from June 25, 2013 to June 25, 2015. The maturity date applicable to the Loans made under the Credit Agreement may be extended to June 25, 2016 upon approval of lenders holding in excess of 50% of the outstanding principal amount of the loans and the undisbursed amount of the aggregate lending commitment.

The Plant Owners may elect to receive Eurodollar loans and/or base rate loans. The per annum interest rate on Eurodollar loans is equal to (a) the rate obtained by dividing (i) the one-month LIBOR for the relevant interest period (but in no event less than 4%) by (ii) a percentage equal to (1) 100% minus (2) the Eurodollar Reserve Percentage (as determined by the Board of Governors of the Federal Reserve System) for the relevant period, plus (b) the applicable margin. The per annum interest rate on base rate loans is equal to (A) the higher of (x) the Federal Funds Effective Rate (equal to the weighted average of the rates on overnight federal funds transactions with members of the Federal Reserve System), plus 0.50%, (y) the rate of interest as publicly announced by Wells Fargo Bank as its “prime rate” or (z) the one-month LIBOR plus 1.0%, plus the applicable margin. With respect to both the Eurodollar loans and base rate loans, the applicable margin is 5.5%; provided that for any loans for which interest is paid as capitalized interest, the applicable margin is deemed to be 8.0% per annum for the period for which interest is so paid.

Interest under the loans is payable monthly in cash, but as long as no default or event of default has occurred or is continuing, interest payments due to the lenders may, at the option of the Plant Owners, be deferred and added as capitalized interest to the principal balance of the loans. The Plant Owners are also required to pay an unused line fee of 2.0% per annum and other customary fees and expenses associated with the credit facility.

The Plant Owners’ obligations are secured by a security interest in their assets and equity interests in favor of the lenders. The Credit Agreement contains numerous customary representations, warranties, affirmative and negative covenants and other customary terms and conditions, including events of default (including upon the occurrence of an event of default with respect to any indebtedness owed by the Company) and remedies in favor of the lenders. The Credit Agreement also contains restrictions on the creation or incurrence of additional indebtedness and on distributions of funds from the Plant Owners to any affiliates of the Plant Owners, including the Company

The Credit Agreement also contains financial covenants concerning certain of the Plant Owners’ budgeted expenses. Specifically, the Plant Owners shall not permit amounts disbursed pursuant to the categories in the budget related to the asset management agreement among the Plant Owners and the Company and operating disbursements to exceed their respective budgeted amounts by more than 10%.

The Plant Owners have the right at any time, and from time to time, but subject to limitations imposed by an intercreditor agreement, to prepay the revolving loans under the Credit Agreement. The Credit Agreement also provides for mandatory prepayments in connection with certain customary events, including any sale of material assets.

Intercreditor Agreement – On October 29, 2012, the Plant Owners entered into an Intercreditor Agreement (“Intercreditor Agreement”) with Wells Fargo Bank, National Association (“Agent”), as collateral agent. The Intercreditor Agreement provides, among other things, that the amounts owed by the Plant Owners under the Credit Agreement shall be senior in right and payment to the payment of amounts owed by the Plant Owners under the Restated Credit Agreement. In addition, pursuant to the terms of the Intercreditor Agreement, the lenders under the Restated Credit Agreement have agreed to continue, and make certain additional extensions of, credit to the Plant Owners pursuant to the terms of the Restated Credit Agreement, upon, among other terms and conditions, the conditions that (i) obligations of Plant Owners under the Restated Credit Agreement shall be secured by a second priority lien on, and security interests in, the collateral under the Restated Credit Agreement, and (ii) subject to the terms and conditions contained in the Intercreditor Agreement, the payment of certain obligations under the Restated Credit Agreement shall be subordinate and subject in right and time of payment to the prior discharge of amounts owed by the Plant Owners under the Credit Agreement.

Debt, Warrant and PE Holdco Interest Acquisitions – On December 19, 2012, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with 5 accredited investors (the “Investors”). Under the terms of the Purchase Agreement, the Company agreed to sell $22,192,491 in aggregate principal amount of its senior unsecured notes (the “Notes”) and 5-year warrants (the “Warrants”) to purchase an aggregate of 25,630,286 shares of the Company’s common stock at an exercise price of $0.52 per share, to the Investors in a private offering for aggregate gross proceeds of $22,192,491.   The sale of the Notes and the Warrants to the Investors closed on January 11, 2013 (the “Closing”).  In connection with the sale of the Notes and the Warrants, the Company entered into a registration rights agreement with the Investors on January 11, 2013.

Of the gross proceeds, $21,538,596 was used to purchase from certain of the Investors an aggregate principal amount of $21,538,596 of Tranche A-2 Loans (the “Acquired Plant Debt”) issued under the Restated Credit Agreement. On January 11, 2013, the maturity date applicable to the Acquired Plant Debt was extended from June 30, 2013 to June 30, 2016.

Of the remaining gross proceeds, $653,895 was used to purchase from certain of the Investors 130.779 membership interest units of New PE Holdco LLC, increasing the Company’s ownership interests in New PE Holdco to 80%.

The Notes were issued at the Closing and have an aggregate principal amount of $22,192,491. The Notes will mature on March 30, 2016 (the “Maturity Date”). The Notes bear interest at the rate of 5% per annum, subject to adjustment.  If the aggregate outstanding principal balance of the Notes is not less than $10,769,297 by January 15, 2014, the interest rate will increase commencing on January 15, 2014 by 1% per annum on each calendar January 15, April 15, July 15 and October 15 until the aggregate outstanding principal balance of the Notes is less than $10,769,297. The interest rate will also increase by an additional 2% per annum above the interest rate otherwise applicable upon the occurrence, and during the continuance, of an event of default until such event of default has been cured. The Company is required to pay all outstanding principal and any accrued and unpaid interest on the Notes on the Maturity Date. The Company may, at its option, prepay the Notes at any time without premium or penalty.

If at any time the Company receives net cash proceeds from an issuance of equity or equity linked securities of the Company, certain sales of assets of the Company or any of its wholly or partially owned subsidiaries or as a result of the Company or any of its wholly or partially owned subsidiaries incurring certain indebtedness, then the Company will be obligated to prepay the Notes using 100% of all such net cash proceeds, provided that in connection with proceeds received in connection with an Equity Linked Issuance (as defined in the Notes), the Company will be obligated to use all such net cash proceeds to either prepay the Notes or purchase outstanding debt issued by its indirect partially owned subsidiaries under the Second Lien Credit Facility, in respective proportions established by the terms of the Notes.

Interest on the Notes is payable in cash in arrears on the 15th calendar day of each month beginning on March 15, 2013 (each an “Interest Payment Date”). Subject to the satisfaction of the Equity Conditions (as defined in the Notes), at the option of the Company, the Company may elect to pay interest due and payable on any Interest Payment Date in shares of Common Stock, provided that the interest rate applicable to any outstanding amounts that Company pays in Interest Shares shall increase by 2% per annum from the then applicable interest rate for the period for which such interest is paid. The number of Interest Shares to be issued, at the Company’s election, on any particular Interest Payment Date shall equal to the quotient of (x) the amount of interest payable (assuming payment in Interest Shares) on such Interest Payment Date divided by (y) the product of (i) the weighted average price of the Common Stock for 30 trading days immediately preceding (but excluding) the Interest Payment Date and (ii) 0.95. If the Company cannot make an interest payment in shares of Common Stock because one of the conditions described above is not satisfied, the Company must make such payment in cash.

Preferred Dividends –On December 26, 2012, the Company entered into an agreement with the Series B Preferred Stock holders under which the Company issued approximately 2,169,000 shares of its common stock in payment of $732,000 of the total $6,583,000 of accrued and unpaid dividends in respect of the Series B Preferred Stock. In addition, the holders of the Series B Preferred Stock agreed to forebear from exercising any rights they may have with respect to accrued unpaid dividends until June 30, 2014. The Company had accrued and unpaid dividends in respect of its Series B Preferred Stock of $5,851,000 as of December 31, 2012.

Related Party Note – On February 7, 2013, the Company entered into an amendment to the promissory note of $750,000, with the Company’s Chief Executive Officer, further extending its maturity date from March 31, 2013 to March 31, 2014.

Stock Incentive Plan - On December 13, 2012, upon approval by the Company’s stockholders, the Company amended its 2006 Stock Incentive Plan (the “Plan”) to increase the number of shares of common stock authorized for issuance under the 2006 Plan from 1,214,285 shares to 6,214,285. In January 2013, the Company granted an aggregate of 2,168,708 shares of common stock to its directors and employees under the 2006 Plan.

Chief Operating Officer - On January 6, 2013, the Company entered into an executive employment agreement with Michael D. Kandris that appointed Mr. Kandris as the Company’s Chief Operating Officer.

Warrant exercises – In February 2012, certain holders of the 2010 Warrants exercised their 2010 Warrants with respect to 252,101 shares of common stock on a cashless exercise basis, resulting in 172,269 net shares of common stock issued by the Company.

Note payable extension – On March 7, 2012, the Company extended the maturity date of its outstanding note payable to its Chief Executive Officer in the principal amount of $750,000 to March 31, 2013. No other terms were changed.